Expense Example	Jun. 10, 2025 USD ($)
BondBloxx USD High Yield Bond Industrial Sector ETF | BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Healthcare Sector ETF | BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Energy Sector ETF | BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,184